Benefit Contribution Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Benefit Contribution Plan

11. BENEFIT CONTRIBUTION PLAN

The Company sponsors a 401(k) profit-sharing plan (“401(k) Plan”) that covers substantially all of its employees in the United States. The 401(k) Plan provides for a discretionary annual contribution, which is allocated in proportion to compensation. In addition, each participant may elect to contribute to the 401(k) Plan by way of a salary deduction.

A participant is always fully vested in their account, including the Company’s contribution. For the three and nine months ended September 30, 2020, the Company recorded a charge associated with its contribution of $6,512 and $24,945 respectively, and for the three and nine months ended September 30, 2019, the Company recorded a charge associated with its contribution of $10,959 and $39,802, respectively. This charge has been included as a component of general and administrative expenses in the accompanying condensed consolidated statements of operations. The Company issues shares of its common stock to settle these obligations based on the fair market value of its common stock on the date the shares are issued (shares were issued at $0.35 per share during 2019). As of September 30, 2020, shares have not yet been issued in satisfaction of the previous year’s 401(k) obligation.

15. BENEFIT CONTRIBUTION PLAN

The Company sponsors a 401(k) profit-sharing plan (“401(k) Plan”) that covers substantially all of its employees in the United States. The 401(k) Plan provides for a discretionary annual contribution, which is allocated in proportion to compensation. In addition, each participant may elect to contribute to the 401(k) Plan by way of a salary deduction.

A participant is always fully vested in their account, including the Company’s contribution. For the years ended December 31, 2019 and 2018, the Company recorded a charge associated with its contribution of $55,196 and $63,414, respectively. This charge has been included as a component of general and administrative expenses in the accompanying consolidated statements of operations. The Company issues shares of its common stock to settle these obligations based on the fair market value of its common stock on the date the shares are issued (shares were issued at $0.35 and $0.70 per share during 2019 and 2018, respectively.)